Variable Interest Entities (Details) In Thousands, unless otherwise specified		0 Months Ended						0 Months Ended
	Dec. 31, 2014 Consolidated variable interest entities and VIE's subsidiary CNY	Mar. 01, 2014 Exclusive technology license and service agreements Shanghai HQS	Mar. 01, 2014 Loan agreements with shareholders of VIE Shanghai HQS USD ($)	Mar. 01, 2014 Loan agreements with shareholders of VIE Shanghai HQS CNY	Mar. 01, 2014 Loan agreements with shareholders of VIE Beijing HQS CNY	Mar. 01, 2014 Loan agreements with shareholders of VIE Xique CNY	Aug. 13, 2012 Loan agreements with shareholders of VIE Beijing Aizhenxin CNY	Mar. 01, 2014 Voting rights entrustment agreements Shanghai HQS	Mar. 01, 2014 Cooperative operation agreements Shanghai HQS and Jiayuan Shanghai Center
Variable Interest Entities
Automatic extension period for the agreement except by mutual agreement and upon early termination		10 years						10 years	10 years
Interest free loan granted to shareholders of VIE			$ 1,200	9,000	1,000	1,000	20,000
Registered capital	32,500